Document and Entity Information	Nov. 23, 2020
Risk/Return:
Registrant Name	DELAWARE VIP TRUST
Registrant CIK	0000814230
SEC Form	497
Period end date	Nov. 23, 2020
Investment Company Type	N-1A
Amendment Flag	false